SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment  [  ]:  Amendment Number:
This Amendment  (Check only one);    [  ]  is a restatement
				          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F File Number:  28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title:    Chairman & Chief Executive Officer
Phone:  (608) 831-8018

Signature, Place and date of signing:

	Stephen L. Hawk		Madison, WI			January 6, 2003
    [Signature]			 [City, State]			          [Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:	132

Form 13F Information Table Value Total:	939,947
			   (thousands)

FORM 13F INFORMATION TABLE

                                              Value    Shares/    Invesment         - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     $(000)   PRN AMT    Discretion Mngr   Sole      Shared   None
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------
3 Com Corporation    Common         885535104      747    161,250 SOLE                 93,850            67,400
Abbott Labs          Common         002824100   20,583    514,580 SOLE                379,000           135,580
Activision Inc.      Common         004930202      394     27,000 SOLE                 15,700            11,300
Affiliated Computer SClass A        008190100      325      6,165 SOLE                      0             6,165
AFLAC, Inc.          Common         001055102      530     17,600 SOLE                 16,900               700
Allergan, Inc        Common         018490102   24,300    421,735 SOLE                311,025           110,710
Ambac Fin. Grp.      Common         023139108    2,513     44,677 SOLE                 44,252               425
Amer. Int'l Grp.     Common         026874107   27,360    472,945 SOLE                347,722           125,223
Amerisourcebergen    Common         03073E105      691     12,725 SOLE                  7,400             5,325
Anadarko Petroleum   Common         032511107   21,617    451,293 SOLE                318,418           132,875
Anchor BanCorp.      Common         032839102      270     13,000 SOLE                 13,000                 0
AOL Time Warner      Common         00184A105   26,279  2,006,045 SOLE              1,492,664           513,381
Apollo Group Cl A    Class A        037604105      479     10,875 SOLE                  6,325             4,550
Applied Materials    Common         038222105   10,456    802,437 SOLE                578,837           223,600
Automatic Data ProcesCommon         053015103      298      7,590 SOLE                  7,325               265
B.J. Services        Common         055482103      246      7,613 SOLE                  7,613                 0
Baker Hughes, Inc.   Common         057224107      855     26,575 SOLE                 12,100            14,475
Bank One Corp.       Common         06423A103      775     21,207 SOLE                 20,907               300
Baxter Intl.         Common         071813109      231      8,260 SOLE                  7,460               800
BEA Systems, Inc.    Common         073325102      334     29,138 SOLE                 27,838             1,300
Becton Dickinson     Common         075887109      495     16,125 SOLE                  9,325             6,800
Biogen, Inc.         Common         090597105   13,513    337,312 SOLE                237,937            99,375
Biovail Corp Intl    Common         09067J109    2,684    101,625 SOLE                 92,175             9,450
Boston Scientific    Common         101137107   18,475    434,495 SOLE                325,225           109,270
Bristol Myers Squib  Common         110122108   32,013  1,382,859 SOLE              1,014,743           368,116
CDW Computer Cntr.   Common         125129106    1,959     44,675 SOLE                 39,125             5,550
Cardinal Health Inc. Common         14149Y108      922     15,570 SOLE                 14,720               850
Caremark RX Inc.     Common         141705103      515     31,700 SOLE                 18,450            13,250
Catalina Marketing CoCommon         148867104      438     23,700 SOLE                 13,800             9,900
Cendant Corporation  Common         151313103   21,322  2,034,545 SOLE              1,522,515           512,030
Charter CommunicationClass A        16117M107    1,083    918,075 SOLE                899,075            19,000
Cisco Systems, Inc   Common         17275R102   20,536  1,567,600 SOLE              1,117,375           450,225
Citigroup, Inc.      Common         172967101   19,698    559,769 SOLE                417,610           142,159
Citrix Systems       Common         177376100      282     22,875 SOLE                 13,325             9,550
Colgate Palmolive    Common         194162103   15,791    301,185 SOLE                222,850            78,335
Comcast Corp.        Class A        20030N200      373     16,525 SOLE                 15,850               675
Concord EFS Inc.     Common         206197105      692     43,975 SOLE                 31,375            12,600
Conocophillips       Common         20825C104      932     19,257 SOLE                 18,382               875
Crescent RE, Inc.    Common         225756105    1,743    104,725 SOLE                 87,075            17,650
D S T Systems        Common         233326107      564     15,875 SOLE                 15,125               750
Dean Foods Co.       Common         242370104    1,863     50,225 SOLE                 42,675             7,550
Dell Computer Corp   Common         247025109   17,446    652,420 SOLE                466,645           185,775
Du Pont E.I. De NemouCommon         263534109      259      6,100 SOLE                  6,100                 0
Dun & Bradstreet     Common         26483E100    1,330     38,575 SOLE                 29,575             9,000
Exxon Mobil          Common         30231G102    1,458     41,716 SOLE                 41,341               375
Fannie Mae           Common         313586109   20,319    315,858 SOLE                234,734            81,124
Fed Home Loan Mtg    Common         313400301      286      4,850 SOLE                  4,850                 0
First Data Corp.     Common         319963104   18,324    517,483 SOLE                390,546           126,937
Fiserv, Inc.         Common         337738108   17,475    514,742 SOLE                364,292           150,450
Flextronics Intl     Common         Y2573F102   14,029  1,712,900 SOLE              1,278,725           434,175
Forest Laboratories  Common         345838106   15,057    153,300 SOLE                113,250            40,050
Genentech Inc.       Common         368710406   19,953    601,710 SOLE                439,200           162,510
General Dynamics     Common         369550108   23,573    297,004 SOLE                218,094            78,910
General Electric     Common         369604103   36,877  1,514,462 SOLE              1,125,513           388,949
Gillette Company     Common         375766102      323     10,637 SOLE                  9,787               850
Greater Bay Bancorp  Common         391648102      619     35,775 SOLE                 20,775            15,000
Greenpoint Financial Common         395384100      593     13,125 SOLE                  7,575             5,550
H & R Block, Inc.    Common         093671105   15,293    380,430 SOLE                279,705           100,725
Home Depot, Inc.     Common         437076102   20,986    873,671 SOLE                640,101           233,570
Intel Corporation    Common         458140100   16,706  1,072,971 SOLE                773,150           299,821
Intl. Rectifier Corp.Common         460254105      276     14,925 SOLE                      0            14,925
Invitrogen Corp.     Common         46185R100      486     15,525 SOLE                  8,925             6,600
Ishares Nasdaq BiotecCommon         464287556    2,834     57,435 SOLE                 56,040             1,395
Ivax Corporation     Common         465823102      181     14,900 SOLE                      0            14,900
Jabil Circuit, Inc.  Common         466313103    1,553     86,675 SOLE                 44,025            42,650
Janus Capital Group ICommon         47102X105      440     33,650 SOLE                 19,550            14,100
Jefferson Pilot Corp.Common         475070108      232      6,075 SOLE                  6,075                 0
Johnson & Johnson    Common         478160104      263      4,900 SOLE                  4,750               150
Jones Apparel Group ICommon         480074103      470     13,250 SOLE                  7,750             5,500
King Pharmaceuticals Common         495582108      477     27,750 SOLE                 16,100            11,650
KLA-Tencor Corp.     Common         482480100      286      8,100 SOLE                      0             8,100
Kohls Corporation    Common         500255104   28,252    504,955 SOLE                367,905           137,050
Kraft Foods, Inc.    Class A        50075N104   18,223    468,100 SOLE                331,175           136,925
Kroger Co.           Common         501044101      297     19,250 SOLE                 15,350             3,900
L 3 Communications   Common         502424104      410      9,125 SOLE                  5,375             3,750
Liberty Media CorporaCommon Ser. A  530718105   29,326  3,280,356 SOLE              2,462,449           817,907
Lilly Eli & Co.      Common         532457108      240      3,775 SOLE                  3,725                50
Lincare Holdings     Common         532791100      364     11,500 SOLE                      0            11,500
M B I A, Inc.        Common         55262C100      351      8,000 SOLE                  4,700             3,300
M G I C Investment   Common         552848103    1,057     25,600 SOLE                 20,800             4,800
Marshall & Ilsley    Common         571834100      535     19,548 SOLE                 19,548                 0
Maxim Integrated     Common         57772K101      679     20,550 SOLE                 19,675               875
Maytag Corporation   Common         578592107      594     20,850 SOLE                 12,150             8,700
MBNA Corporation     Common         55262L100   16,418    863,198 SOLE                639,525           223,673
Mc Donalds Corp.     Common         580135101      307     19,090 SOLE                 18,250               840
McKesson HBOC, Inc   Common         58155Q103   23,687    876,310 SOLE                640,330           235,980
MDU Resources Grp    Common         552690109      436     16,900 SOLE                  9,800             7,100
Mediacom CommunicatioCommon         58446K105      278     31,525 SOLE                 18,275            13,250
Medimmune, Inc.      Common         584699102      573     21,075 SOLE                 12,275             8,800
Merck & Co., Inc.    Common         589331107      708     12,503 SOLE                 12,003               500
Microchip Tech.Inc   Common         595017104      552     22,579 SOLE                 17,750             4,829
Microsoft Corp.      Common         594918104   30,910    597,874 SOLE                447,549           150,325
National Fuel Gas Co.Common         636180101      361     17,400 SOLE                 10,150             7,250
NY Community Bancorp Common         649445103      656     22,700 SOLE                 13,225             9,475
Nvidia Corp.         Common         67066G104      287     24,950 SOLE                 15,500             9,450
Office Depot, Inc.   Common         676220106      573     38,850 SOLE                 23,250            15,600
Omnicom Group, Inc   Common         681919106   28,410    439,790 SOLE                324,250           115,540
O'Reilly Automotive  Common         686091109      562     22,225 SOLE                 12,975             9,250
Paychex, Inc.        Common         704326107    1,912     68,518 SOLE                 60,468             8,050
Pepsico, Inc.        Common         713448108   10,450    247,517 SOLE                191,448            56,069
Pfizer, Inc.         Common         717081103   46,458  1,519,734 SOLE              1,135,586           384,148
Pharmaceutical Prod. Common         717124101      290      9,900 SOLE                      0             9,900
PMI Group, Inc.      Common         69344M101      472     15,700 SOLE                  9,550             6,150
Praxair, Inc.        Common         74005P104   11,753    203,450 SOLE                138,600            64,850
Precision Castparts CCommon         740189105    1,861     76,725 SOLE                 65,475            11,250
Proctor & Gamble     Common         742718109    1,195     13,903 SOLE                 13,578               325
Quest Diagonstics    Common         74834L100   24,928    438,101 SOLE                318,275           119,826
Royal Dutch Petro.   NY reg Gld 1.25780257804      338      7,685 SOLE                  7,552               133
S&P Depository ReceipCommon         78462F103      212      2,400 SOLE                  2,400                 0
Schlumberger Ltd.    Common         806857108    9,197    218,502 SOLE                159,403            59,099
Schwab Corp, Charles Common         808513105   17,667  1,628,275 SOLE              1,197,700           430,575
Shaw Group, Inc.     Common         820280105      631     38,350 SOLE                 22,300            16,050
Sicor, Inc.          Common         825846108      308     19,425 SOLE                 11,225             8,200
Siebel Systems Inc   Common         826170102   15,161  2,048,750 SOLE              1,515,850           532,900
Sigma-Aldrich        Common         826552101      286      5,880 SOLE                      0             5,880
Sprint Corp. PCS Grp PCS Com Ser 1  852061506   17,365  3,964,573 SOLE              2,878,998         1,085,575
State Street Corp.   Common         857477103   16,256    416,815 SOLE                293,450           123,365
Synopsys, Inc.       Common         871607107      286      6,200 SOLE                      0             6,200
Synovus Financial    Common         87161C105      438     22,600 SOLE                 13,250             9,350
Target Corporation   Common         87612E106      652     21,718 SOLE                 20,718             1,000
Tyson Foods, Inc.    Class A        902494103      388     34,575 SOLE                 20,225            14,350
U S Bancorp.         Common         902973304      399     18,782 SOLE                 18,282               500
Untd Technologies    Common         913017109      266      4,300 SOLE                  4,050               250
Veritas Software     Common         923436109      171     10,921 SOLE                 10,035               886
Verizon CommunicationCommon         92343V104      754     19,456 SOLE                 18,750               706
Walgreen Company     Common         931422109    2,537     86,913 SOLE                 84,757             2,156
Walmart Stores       Common         931142103      310      6,130 SOLE                  6,130                 0
Washington Mutual    Common         939322103   26,211    759,065 SOLE                565,453           193,612
Weatherford Intl.    Common         G95089101      987     24,725 SOLE                 17,875             6,850
Wells Fargo & Co.    Common         949746101      202      4,312 SOLE                      0             4,312
Wyeth                Common         983024100      290      7,750 SOLE                  7,750                 0
Yumm Brands Inc.     Common         988498101      690     28,475 SOLE                 16,525            11,950

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